[Logo] M F S (R)
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(R)

                               [Graphic Omitted]

                         MFS(R) GLOBAL
                         TELECOMMUNICATIONS
                         FUND

                         ANNUAL REPORT o AUGUST 31, 2000



                      -----------------------------------
                      MUTUAL FUND GIFT KITS (see page 30)
                      -----------------------------------

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  5
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 15
Notes to Financial Statements ............................................. 22
Independent Auditors' Report .............................................. 28
Trustees and Officers ..................................................... 33

       MFS ORIGINAL RESEARCH(R)

       RESEARCH HAS BEEN CENTRAL TO INVESTMENT MANAGEMENT AT MFS
       SINCE 1932, WHEN WE CREATED ONE OF THE FIRST IN-HOUSE
       RESEARCH DEPARTMENTS IN THE MUTUAL FUND                              (SM)
       INDUSTRY. ORIGINAL RESEARCH(SM) AT MFS IS MORE          ORIGINAL RESEARCH
       THAN JUST CRUNCHING NUMBERS AND CREATING
       ECONOMIC MODELS: IT'S GETTING TO KNOW                           MFS
       EACH SECURITY AND EACH COMPANY PERSONALLY.
                                                              MAKES A DIFFERENCE



--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
If you've been reading our fund reports for any length of time, you've probably sensed the pride we have in our research process. More than anything else, we think MFS Original Research(R) -- and the performance results it has yielded for shareholders -- make us unique among investment management companies. We think that uniqueness stems from three factors: philosophy, process, and people.

PHILOSOPHY
In over 75 years of managing mutual funds, we've developed a number of beliefs about the best ways to invest over a variety of market conditions. First, we believe in bottom-up research, which means we use a company-by-company, one-security-at-a-time approach to building a portfolio. What we look for is the truth about the fundamentals of a company's business -- things such as the ability of management to execute its business plan, the ability of that plan to be scaled up as the company grows, actual demand for the company's products and services, cash flows, profits, and earnings.

Second, we believe that, over the long term, stock prices follow earnings. In our view, stock prices are basically a multiple of projected earnings, with the multiple increasing as the market perceives that a company has something customers want and will continue to want. One of the major elements of Original Research(SM) is doing our best to project a company's future earnings and determine how much the market will pay for those earnings.

Third, we believe there are at least three ways to potentially achieve competitive long-term performance: be early, uncover second chances, and avoid mistakes. All of these are based on bottom-up research. In both domestic and international markets, early discovery has historically been a hallmark of our investment style. Some of the stocks with which MFS has been most successful are those in which we've taken large positions before the market discovered or believed in them. Similarly, some of our best fixed-income investments have been early positions in companies or governments that our research revealed were potential candidates for credit upgrades. (A credit upgrade causes the value of a bond to rise because it indicates the market has increased confidence that principal and interest on the bond will be repaid.)

"Second-chance" opportunities are companies whose stock prices have stumbled but that we believe still have the potential to be market leaders. For example, a quarterly earnings shortfall of a few cents may cause the market to temporarily lose confidence in a company. If we believe the business remains fundamentally strong, we may use the price decline as a buying opportunity.

Avoiding mistakes is another way we feel Original Research may help performance. In fixed-income investing this means, among other things, trying to be better than our peers at avoiding bond issuers that may default. In equity investing, avoiding mistakes means we strive to know a company and its industry well enough to distinguish truth from hype.

PROCESS
We acquire our information firsthand, by researching thousands of companies to determine which firms may make good investments. Our analysis of an individual company may include

    o  face-to-face contact with senior management as well as front-line workers

    o  analysis of the company's financial statements and balance sheets

    o  contact with the company's current and potential customers

    o  contact with the company's competitors

    o our own forecasts of the company's future market share, cash flows, and earnings

Our analysts and portfolio managers disseminate this information in the form of daily notes e-mailed worldwide to all members of our investment team. This ensures that our best ideas are shared throughout the company, without barriers between equity and fixed-income, international and domestic, or value and growth investment areas. We believe this allows each of our portfolio managers -- and thus each of our investors -- to potentially benefit from any relevant item of Original Research.

John Ballen, our President and Chief Investment Officer, has often said that the thought he hopes each manager will have when they read the daily notes is, "I could never perform as well at any other investment company, because nowhere else could the quality of the research be this good."

PEOPLE
Our team of research analysts and portfolio managers traces its roots back to 1932, when we created one of the first in-house research departments in the industry. Today, we believe we have an investment team distinguished for its unique blend of talent, continuity, and cohesiveness.

MFS' team culture and commitment to quality research have proven to be of tremendous value in attracting some of the best and brightest talent from leading business schools and from other investment management companies. Our company culture was a key factor in our recognition by Fortune magazine in it's January 10, 2000 issue as one of the "100 Best Companies to Work For" in America. As befits a great team, our people tend to stick around -- the average MFS tenure of our portfolio managers is 11 years, with over 16 years in the investment industry. Contributing to this continuity is our policy that all equity portfolio managers are promoted from within, after distinguishing themselves first as research analysts. And because many of us who are now managing funds or managing the company itself have been working together for well over a decade, we have a cohesiveness, a shared philosophy of investing, and a unity of purpose that we believe bodes well for the future of the company.

We also have scale. Our research analyst team is over 35 members strong and growing. Each analyst is our in-house expert on a specific industry or group of industries in a specific region of the globe. In pursuing their research, our analysts and portfolio managers each year will visit more than 2,000 companies throughout the world, meet with representatives from more than 3,000 companies at one of our four worldwide offices, attend roughly 5,000 company presentations sponsored by major Wall Street firms, and consult with over 1,000 analysts from hundreds of U.S. and foreign brokerage houses.

All of this culminates in our analysts making buy and sell recommendations on a wide range of potential investments for all of our portfolios. In the end, the goal of Original Research is to try to give our portfolio managers an advantage over their peers -- to enable our managers to deliver competitive performance, by finding opportunities before they are generally recognized by the market and by avoiding mistakes whenever possible. Original Research does, we believe, make a difference.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    September 15, 2000

A prospectus containing more complete information on any MFS product, including all charges and expenses, can be obtained from your investment professional. Please read it carefully before you invest or send money. Investments in mutual funds will fluctuate and may be worth more or less upon redemption.

The opinions expressed in this letter are those of Jeffrey L. Shames, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of John E. Lathrop]
    John E. Lathrop

The fund commenced investment operations on June 27, 2000.

Q.  IN WHAT TYPES OF COMPANIES DOES THE FUND INVEST?

A. The fund invests in companies that we believe are on the cutting edge of innovation or are benefiting from innovation in communications technology. We see this as leading us to three major types of companies: content providers, services companies that provide the networks over which the content flows, and equipment companies that provide the infrastructure for the networks. Within these three areas, we look at firms that are oriented toward voice, video, and/or data content and transmission. Because we see growth and innovation in telecommunications as a global phenomenon, the fund is likely to have a significant international component.

Q. WHY DO YOU FEEL GLOBAL TELECOMMUNICATIONS IS A POTENTIALLY EXCITING AREA FOR LONG-TERM INVESTORS?

A. We believe we're just at the beginning of what could be a long period of innovation and growth for telecommunications companies all over the globe. The focus of technological innovation worldwide appears to us to be shifting away from personal computers and toward communications data networks such as the Internet; we plan to position the fund to try to capitalize on that change.

    According to our research, we're currently in the early stages of an acceleration of growth in the telecommunications area, fueled by deregulation and technological innovation. A movement by governments to deregulate the telecommunications industry began in the United States around 1996 and has progressively moved overseas. We feel deregulation is a positive factor because it encourages new entrants into the industry. These new competitors have tended to stimulate the entire industry by offering lower costs, higher capacity networks, and more innovative products and services.

    Technological innovation is, we believe, the single most powerful factor fueling growth. We have observed a tremendous amount of innovation by software firms developing Web-based applications that improve productivity. This application innovation has driven an increased demand for bandwidth, which in turn has driven innovation in the equipment area. Equipment innovations have reduced the cost of bandwidth, which in turn has allowed more innovative applications to be developed. We see this as a "virtuous circle" in which these various areas of technological innovation could continually drive each other.

Q.  HOW DO YOU EVALUATE POTENTIAL HOLDINGS FOR THE PORTFOLIO?

A. We look for stocks that fit three main criteria. First, in keeping with our bottom-up Original Research(SM) process, we seek companies that we feel have a solid business model with long-term potential. Since many companies in this sector are quite young, research plays a critical role in evaluating how we think business models may evolve and which companies may ultimately generate attractive earnings -- because earnings, in our view, are the strongest long-term driver of stock prices.

    Second, we look for companies that we anticipate will experience some positive change in the near future. Possible catalysts for change have included accelerating revenues or an upcoming strategic move such as acquiring another company. Third, our research tries to uncover companies whose positive momentum, both short term and long term, has not yet been recognized by the market and is not reflected in their stocks' valuations. We try to anticipate change ahead of the market and then capitalize on it.

Q.  WHAT ARE MFS' RESEARCH STRENGTHS IN THE TELECOMMUNICATIONS AREA?

A. We think telecommunications is an unrecognized specialty of our research team that this fund will showcase. Companywide, we manage over $30 billion in telecommunications holdings and have eight analysts covering the sector in the United States, with another seven throughout Asia, Latin America, and Europe. These analysts visit several hundred telecommunications companies every year and talk to many of their managements on a daily basis. In a sector that we see as globally driven, our physical presence around the world gives us high confidence in our stock-picking ability in international as well as U.S. markets.

/s/ John E. Lathrop

    John E. Lathrop
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

JOHN E. LATHROP, CFA IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) AND A MEMBER OF OUR LARGE CAP GROWTH PORTFOLIO MANAGEMENT TEAM. HE MANAGES THE GLOBAL TELECOMMUNICATIONS AND LARGE CAP GROWTH PORTFOLIOS FOR OUR MUTUAL FUNDS, VARIABLE ANNUITIES, INSTITUTIONAL ACCOUNTS AND OFFSHORE FUNDS. JOHN JOINED MFS IN 1994 FROM PUTNAM INVESTMENTS, WHERE HE HAD WORKED AS AN EQUITY ANALYST, STATISTICAL ANALYST, AND INSTITUTIONAL ACCOUNT CONTROLLER SINCE 1988. HE WAS NAMED VICE PRESIDENT IN 1996 AND PORTFOLIO MANAGER IN 1999.

HE IS A GRADUATE OF NORTHWESTERN UNIVERSITY, WHERE HE WAS ELECTED TO PHI BETA KAPPA WITH HONORS IN ECONOMICS, AND HE EARNED AN M.B.A. DEGREE FROM CORNELL UNIVERSITY'S JOHNSON GRADUATE SCHOOL OF MANAGEMENT. JOHN IS A CHARTERED FINANCIAL ANALYST.

ALL EQUITY PORTFOLIO MANAGERS BEGAN THEIR CAREERS AT MFS INVESTMENT MANAGEMENT(R) AS RESEARCH ANALYSTS. OUR PORTFOLIO MANAGERS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 100 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

--------------------------------------------------------------------------------

Investments in foreign and emerging market securities may provide superior returns, but also involve greater risk than U.S. investments. Investments in foreign and emerging market securities may be favorably or unfavorably affected by changes in interest rates and currency exchange rates, market conditions, and the economic and political conditions of the countries where investments are made. These risks may increase share price volatility. See the prospectus for details.

By concentrating on one industry rather than diversifying among several, the portfolio is more susceptible to greater adverse economic or regulatory developments than a portfolio that invests more broadly.

The portfolio may focus on certain sectors, thereby increasing its vulnerability to any single economic, political, or regulatory development.

The portfolio's geographic concentration makes it more volatile than a portfolio that is more geographically diversifed.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

OBJECTIVE:                    SEEKS LONG-TERM GROWTH OF CAPITAL.

COMMENCEMENT OF
INVESTMENT OPERATIONS:        JUNE 27, 2000

CLASS INCEPTION:              CLASS A JUNE 27, 2000
                              CLASS B JUNE 27, 2000
                              CLASS C JUNE 27, 2000
                              CLASS I AUGUST 9, 2000

SIZE:                         $237.3 MILLION NET ASSETS AS OF AUGUST 31, 2000

--------------------------------------------------------------------------------

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 2000

FIVE LARGEST STOCK INDUSTRIES

               TELEPHONE SERVICES                      26.8%
               NETWORK & TELECOMMUNICATIONS            26.8%
               COMPUTER SOFTWARE                       14.9%
               CELLULAR TELEPHONE                      10.7%
               COMPUTER SYSTEMS                         5.8%

TOP 10 STOCK HOLDINGS

CORNING, INC.  5.4%                                CISCO SYSTEMS, INC.  2.8%
Materials and equipment supplier to                Computer network developer
communications industries
                                                   TIME WARNER TELECOM, INC.  2.0%
VERISIGN, INC.  3.3%                               Local fiber-optic communications provider
U.S.-based provider of Internet domain name
registration and trust services, including         QWEST COMMUNICATIONS INTERNATIONAL,
authentication, validation, and payment            INC.  1.9%
                                                   Internet data communications company
EMC CORP.  3.3%
Provider of electronic data storage solutions      CIENA CORP.  1.8%
                                                   Optical networking equipment company
NORTEL NETWORKS CORP.  3.1%
Designer and developer of data and telephony       TYCOM LTD.  1.8%
networks                                           Independent provider of undersea fiber-optic
                                                   networks and services.
METROMEDIA FIBER NETWORK, INC.  2.8%
Fiber-optic infrastructure provider

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS -- August 31, 2000

Stocks - 93.4%
-------------------------------------------------------------------------------
ISSUER                                                SHARES              VALUE
-------------------------------------------------------------------------------
U.S. Stocks - 71.1%
  Business Machines - 2.0%
    Affiliated Computer Services, Inc., "A"*          21,600       $  1,005,750
    Sun Microsystems, Inc.*                           30,100          3,820,819
                                                                   ------------
                                                                   $  4,826,569
-------------------------------------------------------------------------------
  Business Services - 4.0%
    BEA Systems, Inc.*                                27,700       $  1,885,331
    Computer Sciences Corp.*                          40,600          3,209,937
    First Data Corp.                                  33,000          1,573,688
    Nextel Partners, Inc.*                            86,700          2,617,256
    S1 Corp.*                                          3,400             59,288
                                                                   ------------
                                                                   $  9,345,500
-------------------------------------------------------------------------------
  Cellular Telephones - 3.1%
    Motorola, Inc.                                   100,200       $  3,613,462
    Sprint Corp. (PCS Group)*                         72,500          3,638,594
                                                                   ------------
                                                                   $  7,252,056
-------------------------------------------------------------------------------
  Communication Services - 0.6%
    SBA Communications Corp.*                         33,700       $  1,503,862
-------------------------------------------------------------------------------
  Computer Software - Personal Computers - 0.8%
    Mercury Interactive Corp.*                        15,700       $  1,918,344
-------------------------------------------------------------------------------
  Computer Software - Services - 5.0%
    Blue Martini Software, Inc.*                          80       $      5,560
    EMC Corp.*                                        74,100          7,261,800
    Internet Security Systems, Inc.*                   8,600            696,600
    Netegrity, Inc.*                                  23,000          2,024,000
    Portal Software, Inc.*                            19,000          1,049,750
    Talarian Corp.*                                       60              1,103
    TIBCO Software, Inc.*                              8,200            835,887
                                                                   ------------
                                                                   $ 11,874,700
-------------------------------------------------------------------------------
  Computer Software - Systems - 9.1%
    Comverse Technology, Inc.*                        25,100       $  2,307,631
    Digex, Inc.*                                      27,900          2,362,781
    E.piphany, Inc.*                                  19,400          2,017,600
    Extreme Networks, Inc.*                           31,900          2,968,694
    Foundry Networks, Inc.*                           24,600          2,289,338
    I2 Technologies, Inc.*                            12,800          2,165,600
    MMC Networks, Inc.*                                8,000            974,500
    Rational Software Corp.*                          29,000          3,731,937
    VERITAS Software Corp.*                           22,200          2,676,488
                                                                   ------------
                                                                   $ 21,494,569
-------------------------------------------------------------------------------
  Electronics - 0.5%
    National Semiconductor Corp.*                     28,100       $  1,250,450
-------------------------------------------------------------------------------
  Entertainment - 2.6%
    Emmis Broadcasting Corp., "A"*                    25,200       $    826,875
    Infinity Broadcasting Corp., "A"*                 31,400          1,189,275
    USA Networks, Inc.*                               72,400          1,742,125
    Viacom, Inc., "B"*                                34,000          2,288,625
                                                                   ------------
                                                                   $  6,046,900
-------------------------------------------------------------------------------
  Financial Institutions
    Goldman Sachs Group, Inc.                            400       $     51,225
-------------------------------------------------------------------------------
  Internet - 3.1%
    VeriSign, Inc.*                                   37,000       $  7,358,375
-------------------------------------------------------------------------------
  Medical and Health Technology and Services
    Illumina Inc.*                                        60       $      2,685
-------------------------------------------------------------------------------
  Printing and Publishing - 0.2%
    Scholastic Corp.*                                  7,400       $    474,988
-------------------------------------------------------------------------------
  Telecommunications - 39.7%
    ADC Telecommunications, Inc.*                     84,300       $  3,451,031
    Allegiance Telecom, Inc.*                         71,100          3,541,669
    Alltel Corp.                                      24,000          1,213,500
    Amdocs Ltd.*                                      43,900          3,136,106
    American Tower Corp., "A"*                        57,500          2,087,969
    AT&T Corp.                                        18,900            494,944
    AT&T Corp., "A"*                                  55,000          1,175,625
    BroadWing, Inc.*                                 121,100          3,383,231
    Cabletron Systems, Inc.*                          92,900          3,477,944
    California Amplifier, Inc.*                       50,500          2,108,375
    CIENA Corp.*                                      17,600          3,901,700
    Cisco Systems, Inc.*                              88,900          6,100,762
    Corning, Inc.                                     36,250         11,887,734
    Corvis Corp.*                                        750             77,859
    Crown Castle International Corp.*                 48,900          1,696,219
    Emulex Corp.*                                     12,000          1,256,250
    Focal Communications Corp.*                       29,300            906,469
    Level 3 Communications, Inc.*                     24,700          2,154,689
    Metromedia Fiber Network, Inc., "A"*             153,800          6,142,387
    MGC Communications, Inc.*                         48,450            899,353
    Mpower Communications Corp.*                       3,700             88,238
    Netro Corp.*                                      29,100          2,404,388
    NEXTEL Communications, Inc.*                       7,100            393,606
    Nextlink Communications, Inc., "A"*               67,200          2,356,200
    NTL, Inc.*                                        43,900          1,923,369
    ONI Systems Corp.*                                   300             28,594
    Pinnacle Holdings, Inc.*                          21,900            881,475
    Powerwave Technologies, Inc.*                     79,200          3,811,500
    Qwest Communications International, Inc.*         83,400          4,305,525
    RF Micro Devices, Inc.*                           69,500          3,101,438
    Sprint Corp.                                      10,700            358,450
    Tekelec Co.*                                      52,800          2,085,600
    Tellabs, Inc.*                                    36,700          2,062,081
    Time Warner Telecom, Inc.*                        69,100          4,487,181
    UnitedGlobalCom, Inc.*                            26,500          1,015,281
    Verizon Communications                            67,946          2,964,144
    Vignette Corp.*                                   36,100          1,376,313
    Winstar Communications, Inc.*                     57,000          1,531,875
                                                                   ------------
                                                                   $ 94,269,074
-------------------------------------------------------------------------------
  Telecommunications and Cable - 0.4%
    Comcast Corp., "A"*                               27,800       $  1,035,550
-------------------------------------------------------------------------------
Total U.S. Stocks                                                  $168,704,847
-------------------------------------------------------------------------------
Foreign Stocks - 22.3%
  Australia - 1.0%
    Cable & Wireless Optus Ltd.
      (Telecommunications)                           908,400       $  2,419,040
-------------------------------------------------------------------------------
  Bermuda - 3.2%
    Global Crossing Ltd. (Telecommunications)*       121,300       $  3,646,581
    Tycom Ltd. (Telecommunications)*                  93,300          3,883,613
                                                                   ------------
                                                                   $  7,530,194
-------------------------------------------------------------------------------
  Brazil - 1.7%
    Brasil Telecom Participacoes, ADR
      (Telecommunications)                            34,900       $  2,458,269
    Telemig Celular Participacoes S.A., ADR
      (Telecommunications)                            24,200          1,573,000
                                                                   ------------
                                                                   $  4,031,269
-------------------------------------------------------------------------------
  Canada - 3.4%
    Nortel Networks Corp. (Telecommunications)        83,900       $  6,843,094
    Telesystem International Wireless, Inc.
      (Telecommunications)*                           67,900          1,234,931
                                                                   ------------
                                                                   $  8,078,025
-------------------------------------------------------------------------------
  Finland - 1.3%
    Nokia Corp., ADR (Telecommunications)             49,700       $  2,233,394
    Sonera Oyj (Telecommunications)                   22,900            764,086
                                                                   ------------
                                                                   $  2,997,480
-------------------------------------------------------------------------------
  France - 0.8%
    Business Objects S.A., ADR
      (Computer Software - Systems)*                   6,700       $    767,150
    Vivendi S.A. (Business Services)                  14,800          1,208,283
                                                                   ------------
                                                                   $  1,975,433
-------------------------------------------------------------------------------
  Hong Kong - 1.3%
    China Mobile Ltd. (Telecommunications)           414,000       $  3,185,228
-------------------------------------------------------------------------------
  Hungary - 0.2%
    Magyar Tavkozlesi Rt., ADR
      (Telecommunications)                            19,600       $    553,700
-------------------------------------------------------------------------------
  Israel - 1.5%
    Check Point Software Technologies Ltd.
      (Computer Software - Services)*                 20,700       $  3,018,319
    Giganet Ltd. (Telecommunications)*                    40              1,167
    Partner Communications Co. Ltd., ADR
      (Cellular Telephones)*                          53,000            503,500
                                                                   ------------
                                                                   $  3,522,986
-------------------------------------------------------------------------------
  Japan - 0.4%
    NTT Mobile Communications Network, Inc.
      (Telecommunications)                                31       $    820,075
-------------------------------------------------------------------------------
  Mexico - 0.9%
    Telefonos de Mexico S.A., ADR
     (Telecommunications)                             38,900       $  2,117,619
-------------------------------------------------------------------------------
  Netherlands - 1.9%
    Completel Europe N.V. (Telecommunications)*      145,900       $  1,272,706
    United Pan-Europe Communications N.V.
      (Telecommunications)*                           57,200          1,396,387
    Versatel Telecommunications N.V.
      (Telecommunications)*                           67,700          1,928,470
                                                                   ------------
                                                                   $  4,597,563
-------------------------------------------------------------------------------
  South Korea - 0.2%
    Samsung Electronics Co. (Electronics)##            3,600       $    452,700
-------------------------------------------------------------------------------
  Spain - 0.6%
    Telefonica S.A. (Telecommunications)*             70,300       $  1,347,499
-------------------------------------------------------------------------------
  Sweden - 0.7%
    Tele1 Europe Holdings AB (Telecommunications)*   127,100       $  1,562,683
-------------------------------------------------------------------------------
  United Kingdom - 3.2%
    COLT Telecom Group PLC (Telecommunications)*      44,600       $  1,500,964
    Energis PLC (Telecommunications)*                324,800          2,963,564
    Vodafone Group PLC (Telecommunications)*         799,300          3,226,210
                                                                   ------------
                                                                   $  7,690,738
-------------------------------------------------------------------------------
Total Foreign Stocks                                               $ 52,882,232
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $210,009,446)                       $221,587,079
-------------------------------------------------------------------------------

Short-Term Obligations - 10.1%
-------------------------------------------------------------------------------
                                           PRINCIPAL AMOUNT
ISSUER                                         (000 OMITTED)              VALUE
-------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp., due 9/01/00,
      at Amortized Cost                            $  24,000       $ 24,000,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $234,009,446)                  $245,587,079

Other Assets, Less Liabilities - (3.5)%                              (8,281,709)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $237,305,370
-------------------------------------------------------------------------------
  * Non-income producing security.
 ## SEC Rule 144A restriction.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
-------------------------------------------------------------------------------
AUGUST 31, 2000
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $234,009,446)            $245,587,079
  Investments of cash collateral for securities loaned, at
    identified cost and value                                        37,680,097
  Cash                                                                   78,347
  Receivable for investments sold                                     1,235,823
  Receivable for fund shares sold                                     3,952,226
  Interest and dividends receivable                                      11,078
                                                                   ------------
      Total assets                                                 $288,544,650
                                                                   ------------
Liabilities:
  Payable for investments purchased                                $ 13,394,338
  Payable for fund shares reacquired                                    151,487
  Collateral for securities loaned, at value                         37,680,097
  Payable to affiliates -
    Management fee                                                        6,300
    Reimbursement fee                                                     2,204
    Distribution and service fee                                          4,854
                                                                   ------------
      Total liabilities                                            $ 51,239,280
                                                                   ------------
Net assets                                                         $237,305,370
                                                                   ============
Net assets consist of:
  Paid-in capital                                                  $228,146,035
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                  11,577,633
  Accumulated net realized loss on investments and
    foreign currency transactions                                    (2,418,298)
                                                                   ------------
      Total                                                        $237,305,370
                                                                   ============
Shares of beneficial interest outstanding                           23,012,207
                                                                    ==========
Class A shares:
  Net asset value per share (net assets of $84,282,999 /
    8,176,122 shares of beneficial interest outstanding)             $10.31
                                                                     ======
  Offering price per share (100 / 94.25 of net asset
     value per share)                                                $10.94
                                                                     ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $112,169,525 / 10,874,110 shares of
     beneficial interest outstanding)                                $10.32
                                                                     ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $40,852,633 / 3,961,954 shares of
     beneficial interest outstanding)                                $10.31
                                                                     ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $213 / 20.661 shares of
     beneficial interest outstanding)                                $10.31
                                                                     ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations
------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2000*
------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Interest                                                       $   301,154
    Dividends                                                           19,867
    Foreign taxes withheld                                                (235)
                                                                   -----------
      Total investment income                                      $   320,786
                                                                   -----------
  Expenses -
    Management fee                                                 $   345,838
    Shareholder servicing agent fee                                     34,582
    Distribution and service fee (Class A)                              43,388
    Distribution and service fee (Class B)                             163,119
    Distribution and service fee (Class C)                              58,553
    Administrative fee                                                   5,963
    Custodian fee                                                       18,435
    Printing                                                            20,623
    Postage                                                             16,471
    Auditing fees                                                       20,300
    Legal fees                                                           1,399
    Registration fees                                                  114,270
    Miscellaneous                                                       17,552
                                                                   -----------
      Total expenses                                               $   860,493
    Fees paid indirectly                                                (7,380)
    Reduction of expenses by investment adviser                       (121,442)
                                                                   -----------
      Net expenses                                                 $   731,671
                                                                   -----------
        Net investment loss                                        $  (410,885)
                                                                   -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                        $(2,418,298)
    Foreign currency transactions                                         (585)
                                                                   -----------
      Net realized loss on investments and foreign
        currency transactions                                      $(2,418,883)
                                                                   -----------
  Change in unrealized appreciation on investments                 $11,577,633
                                                                   -----------
        Net realized and unrealized gain on investments and
           foreign currency                                        $ 9,158,750
                                                                   -----------
          Increase in net assets from operations                   $ 8,747,865
                                                                   ===========

* For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.

See notes to financial statements.

Statement of Changes in Net Assets
------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2000*
------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                           $   (410,885)
  Net realized loss on investments and foreign
     currency transactions                                        (2,418,883)
  Net unrealized gain on investments and foreign
     currency translation                                         11,577,633
                                                                ------------
    Increase in net assets from operations                      $  8,747,865
                                                                ------------
Net increase in net assets from fund share transactions         $228,557,505
                                                                ------------
        Total increase in net assets                            $237,305,370
Net assets:
  At beginning of period                                           --
                                                                ------------
  At end of period                                              $237,305,370
                                                                ============

* For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.

See notes to financial statements.

Financial Highlights
------------------------------------------------------------------------------
                                                                  PERIOD ENDED
                                                              AUGUST 31, 2000*
------------------------------------------------------------------------------
                                                                       CLASS A
------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                  $10.00
                                                                       ------
Income from investment operations# -
  Net investment loss(S)                                               $(0.01)
  Net realized and unrealized gain on investments and
     foreign currency                                                    0.32
                                                                       ------
      Total from investment operations                                 $ 0.31
                                                                       ------
Net asset value - end of period                                        $10.31
                                                                       ======
Total return(+)                                                          3.10%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                             1.72%+
  Net investment loss                                                   (0.76)%+
Portfolio turnover                                                         17%
Net assets at end of period (000 Omitted)                             $84,283

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.35% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss $(0.02) Ratios (to average net assets):
        Expenses##                                                       2.07%+
        Net investment loss                                             (1.11)%+
  * For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------
                                                                 PERIOD ENDED
                                                             AUGUST 31, 2000*
-----------------------------------------------------------------------------
                                                                      CLASS B
-----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                  $10.00
                                                                       ------

Income from investment operations# -
  Net investment loss(S)                                               $(0.03)
  Net realized and unrealized gain on investments and
     foreign currency                                                    0.35
                                                                       ------
      Total from investment operations                                 $ 0.32
                                                                       ------
Net asset value - end of period                                        $10.32
                                                                       ======
Total return                                                             3.10%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                             2.37%+
  Net investment loss                                                   (1.41)%+
Portfolio turnover                                                         17%
Net assets at end of period (000 Omitted)                            $112,170

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.35% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                              $(0.03)
      Ratios (to average net assets):
        Expenses##                                                       2.72%+
        Net investment loss                                             (1.76)%+
  * For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                            AUGUST 31, 2000*
----------------------------------------------------------------------------
                                                                     CLASS C
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                 $10.00
                                                                      ------

Income from investment operations# -
  Net investment loss(S)                                              $(0.03)
  Net realized and unrealized gain on investments and
     foreign currency                                                   0.34
                                                                      ------
      Total from investment operations                                $ 0.31
                                                                      ------
Net asset value - end of period                                       $10.31
                                                                      ======
Total return                                                            3.10%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            2.37%+
  Net investment loss                                                  (1.41)%+
Portfolio turnover                                                        17%
Net assets at end of period (000 Omitted)                            $40,853

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.35% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                             $(0.03)
      Ratios (to average net assets):
        Expenses##                                                      2.72%+
        Net investment loss                                            (1.76)%+
  * For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                            AUGUST 31, 2000*
----------------------------------------------------------------------------
                                                                     CLASS I
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $ 9.63
                                                                     ------

Income from investment operations# -
  Net investment loss(S)                                             $  --  +++
  Net realized and unrealized gain on investments and
     foreign currency                                                  0.68
                                                                     ------
      Total from investment operations                               $ 0.68
                                                                     ------
Net asset value - end of period                                      $10.31
                                                                     ======
Total return                                                           3.10%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                           1.37%+
  Net investment loss                                                   --  +
Portfolio turnover                                                       17%
Net assets at end of period                                            $213

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.35% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                             $  --  +++
      Ratios (to average net assets):
        Expenses##                                                      1.72%+
        Net investment loss                                            (0.35)%+
 ** For the period from the inception of Class I shares, August 9, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Global Telecommunications Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith, at fair value, by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At August 31, 2000, the value of securities loaned was $36,574,159. These loans were collateralized by cash of $37,680,097 which was invested in the following short-term obligation:

                                                               IDENTIFIED COST
                                                        SHARES       AND VALUE
------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio        37,680,097     $37,680,097

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. During the period ended August 31, 2000, accumulated net investment income increased by $410,885, accumulated undistributed net realized gain on investments and foreign currency transactions increased by $585 and paid in capital decreased by $411,470 due to differences between book and tax accounting for foreign currency transactions and the offset of net investment loss against paid in capital. This change had no effect on the net assets or net asset value per share.

At August 31, 2000, the fund, for federal income tax purposes, had a capital loss carryforward of $1,887,227 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2008.

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares that differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At August 31, 2000, aggregate unreimbursed expenses amounted to $121,442.

The fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently not receiving any payments for their services to the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund incurs an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $456,436 for the period ended August 31, 2000, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $21 for the period ended August 31, 2000. Fees incurred under the distribution plan during the period ended August 31, 2000, were 0.35% of average daily net assets attributable to Class A shares on an annualized basis.

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0 and $0 for Class B and Class C shares, respectively, for the period ended August 31, 2000. Fees incurred under the distribution plan during the year ended August 31, 2000, were 1.00% and 1.00% of average daily net assets attributable to Class B and Class C shares, respectively, on an annualized basis.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended August 31, 2000, were $0, $727, and $0 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $242,937,933 and $30,510,190, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $234,591,400
                                                                 ------------
Gross unrealized appreciation                                    $ 21,733,118
Gross unrealized depreciation                                     (10,737,439)
                                                                 ------------
    Net unrealized appreciation                                  $ 10,995,679
                                                                 ============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                                PERIOD ENDED AUGUST 31, 2000*
                                                -----------------------------
                                                      SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                        8,281,321     $ 82,306,045
Shares reacquired                                   (105,199)      (1,030,542)
                                                  ----------     ------------
    Net increase                                   8,176,122     $ 81,275,503
                                                  ==========     ============

Class B shares
                                                PERIOD ENDED AUGUST 31, 2000*
                                                -----------------------------
                                                      SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                       10,925,118     $108,456,203
Shares reacquired                                    (51,008)        (499,045)
                                                  ----------     ------------
    Net increase                                  10,874,110     $107,957,158
                                                  ==========     ============

Class C shares
                                                PERIOD ENDED AUGUST 31, 2000*
                                                -----------------------------
                                                      SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                        4,033,511     $ 40,026,419
Shares reacquired                                    (71,557)        (701,775)
                                                  ----------     ------------
    Net increase                                   3,961,954     $ 39,324,644
                                                  ==========     ============

Class I shares
                                                PERIOD ENDED AUGUST 31, 2000**
                                                -----------------------------
                                                      SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                           20.661     $        200
                                                  ----------     ------------
    Net increase                                      20.661     $        200
                                                  ==========     ============

 * For the period from the commencement of the fund's investment operations, June 27, 2000, through August 31, 2000.
** For the period from the inception of Class I shares, August 9, 2000, through August 31, 2000.

(6) Line of Credit
The fund and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the period ended August 31, 2000, was $200. The fund had no significant borrowings during the period.

REPORT OF ERNST & YOUNG, INDEPENDENT AUDITORS

To the Trustees of the MFS Series Trust I and the Shareholders of
MFS Global Telecommunications Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Telecommunications Fund (the fund), including the schedule of portfolio investments, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights from June 27, 2000 (commencement of operations) to August 31, 2000. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Telecommunications Fund at August 31, 2000, the results of its operations, the changes in its net assets and the financial highlights from June 27, 2000 (commencement of operations) to August 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                         ERNST & YOUNG LLP
Boston, Massachusetts
October 9, 2000

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

IN JANUARY 2001, SHAREHOLDERS WILL BE MAILED A TAX FORM SUMMARY OR FORM 1099-DIV, IF APPLICABLE, REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2000.

--------------------------------------------------------------------------------

MFS(R) GLOBAL TELECOMMUNICATIONS FUND

TRUSTEES                                                    ASSISTANT TREASURERS
Marshall N. Cohan+ - Private Investor                       Mark E. Bradley*
                                                            Robert R. Flaherty*
Lawrence H. Cohn, M.D.+ - Chief of Cardiac                  Laura F. Healy*
Surgery, Brigham and Women's Hospital;                      Ellen Moynihan*
Professor of Surgery, Harvard Medical School
                                                            SECRETARY
The Hon. Sir J. David Gibbons, KBE+ - Chief                 Stephen E. Cavan*
Executive Officer, Edmund Gibbons Ltd.;
Chairman, Colonial Insurance Company, Ltd.                  ASSISTANT SECRETARY
                                                            James R. Bordewick, Jr.*
Abby M. O'Neill+ - Private Investor
                                                            CUSTODIAN
Walter E. Robb, III+ - President and Treasurer,             State Street Bank and Trust Company
Benchmark Advisors, Inc. (corporate financial
consultants); President, Benchmark Consulting               AUDITORS
Group, Inc. (office services)                               Ernst & Young LLP

Arnold D. Scott* - Senior Executive                         INVESTOR INFORMATION
Vice President, Director, and Secretary,                    For information on MFS mutual funds, call your
MFS Investment Management                                   investment professional or, for an information
                                                            kit, call toll free: 1-800-637-2929 any
Jeffrey L. Shames* - Chairman and Chief                     business day from 9 a.m. to 5 p.m. Eastern time
Executive Officer, MFS Investment Management                (or leave a message anytime).

J. Dale Sherratt+ - President, Insight                      INVESTOR SERVICE
Resources, Inc. (acquisition planning                       MFS Service Center, Inc.
specialists)                                                P.O. Box 2281
                                                            Boston, MA 02107-9906
Ward Smith+ - Former Chairman (until 1994),
NACCO Industries (holding company)                          For general information, call toll free:
                                                            1-800-225-2606 any business day from
INVESTMENT ADVISER                                          8 a.m. to 8 p.m. Eastern time.
Massachusetts Financial Services Company
500 Boylston Street                                         For service to speech- or hearing-impaired,
Boston, MA 02116-3741                                       call toll free: 1-800-637-6576 any business day
                                                            from 9 a.m. to 5 p.m. Eastern time. (To use
DISTRIBUTOR                                                 this service, your phone must be equipped with
MFS Fund Distributors, Inc.                                 a Telecommunications Device for the Deaf.)
500 Boylston Street
Boston, MA 02116-3741                                       For share prices, account balances, exchanges,
                                                            or stock and bond outlooks, call toll free:
CHAIRMAN AND PRESIDENT                                      1-800-MFS-TALK (1-800-637-8255) anytime from a
Jeffrey L. Shames*                                          touch-tone telephone.

PORTFOLIO MANAGER                                           WORLD WIDE WEB
John E. Lathrop*                                            www.mfs.com

TREASURER
James O. Yost*

+ Independent Trustee
* MFS Investment Management

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MFS(R) GLOBAL TELECOMMUNICATIONS FUND                               ------------
                                                                      BULK RATE
                                                                    U.S. POSTAGE
[Logo] M F S(R)                                                         PAID
INVESTMENT MANAGEMENT                                                   MFS
We invented the mutual fund(R)                                      ------------

500 Boylston Street
Boston, MA 02116-3741



(c)2000 MFS Investment Management.(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

                                         MGT-2  10/00  28M  1009/1209/1309/1809